Stock-Based Compensation - Schedule of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Black Scholes Method Used [Line Items]
Exercise price	$ 44.51	$ 35.76	$ 42.34
Expected dividend yield	3.30%	4.08%	3.42%
Expected stock price volatility	46.94%	48.99%	49.40%
Risk-free interest rate	1.51%	1.06%	2.39%
Expected life (in years)	6 years 6 months	6 years 6 months	6 years 6 months